Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 5	$ 6
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5	0
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	0	2
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 0	$ 4